Fair Value Measurements (Schedule Of Level 2 Financial Assets And Liabilities Measured On A Recurring Basis) (Details) (Level 2 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of impaired loans before allocations	$ 10,679	$ 18,832
Specific valuation allowance allocations		(2,666)
Fair Value	$ 10,679	$ 16,166